Long-term Borrowings (Details) - TWD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about long term borrowings [Line Items]
Current and Non current portion of long term barrowings	$ 111,044,973	$ 124,745,609
Less: transaction costs	(436,963)	(482,989)
Borrowings	110,608,010	124,262,620
Less: current portion	(8,155,234)	(18,074,627)
Non-current portion of non-current borrowings	102,452,776	106,187,993
Long-term borrowings [member]
Disclosure of detailed information about long term borrowings [Line Items]
Undrawn borrowing facilities	$ 37,220,839	$ 43,228,323
Bottom of range [member] | Long-term borrowings [member]
Disclosure of detailed information about long term borrowings [Line Items]
Borrowings, interest rate	1.25%	1.09%
Top of range [member] | Long-term borrowings [member]
Disclosure of detailed information about long term borrowings [Line Items]
Borrowings, interest rate	5.16%	4.90%
Repayment duration from Feb. 2015 to Feb. 2020 [member] | Syndicated loans [Member]
Disclosure of detailed information about long term borrowings [Line Items]
Current and Non current portion of long term barrowings	$ 22,704,000	$ 25,800,000
Repayment duration from Apr. 2016 to Apr. 2021 [member] | Syndicated loans [Member]
Disclosure of detailed information about long term borrowings [Line Items]
Current and Non current portion of long term barrowings	37,500,000	25,000,000
Repayment duration from May 2017 to May 2022 [member] | Syndicated loans [Member]
Disclosure of detailed information about long term borrowings [Line Items]
Current and Non current portion of long term barrowings	10,000,000	0
Repayment duration from Jan. 2014 to Dec. 2017 [member] | Syndicated loans [Member]
Disclosure of detailed information about long term borrowings [Line Items]
Current and Non current portion of long term barrowings	0	23,672,000
Repayment duration from Feb. 2013 to Mar. 2017 [member] | Syndicated loans [Member]
Disclosure of detailed information about long term borrowings [Line Items]
Current and Non current portion of long term barrowings	0	7,596,757
Repayment duration from Feb. 2016 to Feb. 2019 [member] | Syndicated loans [Member]
Disclosure of detailed information about long term borrowings [Line Items]
Current and Non current portion of long term barrowings	2,395,868	3,000,000
Repayment duration from Sep. 2014 to Jun. 2017 [member] | Syndicated loans [Member]
Disclosure of detailed information about long term borrowings [Line Items]
Current and Non current portion of long term barrowings	0	2,358,776
Repayment duration from Nov. 2015 to Nov. 2023 [member] | Syndicated loans [Member]
Disclosure of detailed information about long term borrowings [Line Items]
Current and Non current portion of long term barrowings	27,800,680	21,216,394
Repayment duration from Apr. 2012 to Apr. 2022 [member] | Unsecured Loans [Member]
Disclosure of detailed information about long term borrowings [Line Items]
Current and Non current portion of long term barrowings	10,203,390	16,005,955
Repayment duration from Apr. 2016 to Apr. 2032 [member] | Mortgage Loans [Member]
Disclosure of detailed information about long term borrowings [Line Items]
Current and Non current portion of long term barrowings	$ 441,035	$ 95,727